Securities - Securities in Continuous Unrealized Loss Position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	$ 203,870	$ 169,166
Gross Unrealized Losses, Less than 12 Months	(1,585)	(584)
Fair Value, Less than 12 Months	202,285	168,582
Amortized Cost, More than 12 Months	6,995
Gross Unrealized Losses, More than 12 Months	(96)
Fair Value, More than 12 Months	6,899
Held-to-maturity, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	20,692	13,165
Gross Unrealized Losses, Less than 12 Months	(425)	(121)
Fair Value, Less than 12 Months	20,267	13,044
Amortized Cost, More than 12 Months	8,504	15,442
Gross Unrealized Losses, More than 12 Months	(378)	(387)
Fair Value, More than 12 Months	$ 8,126	$ 15,055
Investment Securities Continuous Unrealized Loss Position Qualitative Disclosure Abstract
AFS and HTM, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	9	6
Securities in Unrealized Loss Position, Continuous Unrealized Loss as percent of Amortized Cost	10	10
US Treasury and Government [Member]
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	$ 100,517	$ 85,028
Gross Unrealized Losses, Less than 12 Months	(403)	(85)
Fair Value, Less than 12 Months	100,114	84,943
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	60,233	48,830
Gross Unrealized Losses, Less than 12 Months	(405)	(184)
Fair Value, Less than 12 Months	59,828	48,646
Amortized Cost, More than 12 Months	4,121
Gross Unrealized Losses, More than 12 Months	(25)
Fair Value, More than 12 Months	4,096
Held-to-maturity, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	8,551	3,220
Gross Unrealized Losses, Less than 12 Months	(234)	(48)
Fair Value, Less than 12 Months	8,317	3,172
Amortized Cost, More than 12 Months	860	2,571
Gross Unrealized Losses, More than 12 Months	(33)	(95)
Fair Value, More than 12 Months	827	2,476
Collateralized Mortgage Backed Securities [Member]
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	29,916	33,299
Gross Unrealized Losses, Less than 12 Months	(492)	(314)
Fair Value, Less than 12 Months	29,424	32,985
Amortized Cost, More than 12 Months	2,874
Gross Unrealized Losses, More than 12 Months	(71)
Fair Value, More than 12 Months	2,803
Held-to-maturity, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	12,141	9,945
Gross Unrealized Losses, Less than 12 Months	(191)	(73)
Fair Value, Less than 12 Months	11,950	9,872
Amortized Cost, More than 12 Months	7,644	12,871
Gross Unrealized Losses, More than 12 Months	(345)	(292)
Fair Value, More than 12 Months	7,299	12,579
Corporate debt securities
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	1,785	2,009
Gross Unrealized Losses, Less than 12 Months	(14)	(1)
Fair Value, Less than 12 Months	1,771	$ 2,008
CRA qualified investment fund
Available-for-sale, Continuous Unrealized Loss Position [Abstract]
Amortized Cost, Less than 12 Months	11,183
Gross Unrealized Losses, Less than 12 Months	(270)
Fair Value, Less than 12 Months	$ 10,913